Summary of Significant Accounting Policies - Schedule of Suppliers Research and Development (Details) - Supplier Concentration Risk [Member] - Research and Development Expenses [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Supplier A [Member]
Supplier
Concentration of major supplier risk percentage	44.00%
Supplier B [Member]
Supplier
Concentration of major supplier risk percentage	31.00%			[1]		[1]
Supplier C [Member]
Supplier
Concentration of major supplier risk percentage				[1]		[1]
Supplier D [Member]
Supplier
Concentration of major supplier risk percentage		[1]	27.00%		24.00%
Supplier E [Member]
Supplier
Concentration of major supplier risk percentage			24.00%
Supplier F [Member]
Supplier
Concentration of major supplier risk percentage		[1]	10.00%		22.00%
Supplier G [Member]
Supplier
Concentration of major supplier risk percentage					15.00%
Supplier H [Member]
Supplier
Concentration of major supplier risk percentage					10.00%

[1]	Represents less than 10% of research and development expenses for the years ended December 31, 2023, 2024, and 2025.